Earnings per share	6 Months Ended
Jun. 30, 2020
Earnings per share
Earnings per share

8. Earnings per share

	Half year ended	Half year ended
	30.06.20	30.06.19
	£m	£m
Profit attributable to ordinary equity holders of the parent	695	2,072

	m	m
Basic weighted average number of shares in issue	17,294	17,178
Number of potential ordinary shares	319	200
Diluted weighted average number of shares	17,613	17,378

	p	p
Basic earnings per ordinary share	4.0	12.1
Diluted earnings per ordinary share	3.9	11.9